Expenses by nature (Tables)	3 Months Ended
Mar. 31, 2024
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three Months Ended March 31,
	2024	2023
	$’000	$’000
External research and development expenses	7,047	5,825
Employee expenses[1]	1,548	1,419
Depreciation	6	10
Other expenses	57	52
Total research and development expenses	8,658	7,306

External costs	1,915	2,270
Employee expenses[2]	881	776
Depreciation	74	67
Total general and administrative expenses	2,870	3,113
Total operating expenses	11,528	10,419

[1]Included in employee expenses is share based compensation expense of $0.2 million and $0.3 million for the three months ended March 31, 2024 and 2023, respectively, relating to employees in the research and development department.

[2] Included in employee expenses is share based compensation expense of $0.1 million and $0.2 million for the three months ended March 31, 2024 and 2023, respectively, relating to employees in the general and administrative department.